COMMONWEALTH SHAREHOLDER SERVICES, INC.
                         1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229

                                                               November 25, 2002


Public Filing Desk
Securities and Exchange Conmmission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     The World Funds, Inc.
                File Number 811-8255

Gentlemen:

     Transmitted herewith is the above-referenced Fund's 24f-2 Notice on Form 24f-2. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $1,384.39.

        Please call me at 1-800-527-9525 should you have any questions.


                                                Sincerely,

                                                /s/ Darryl S. Peay
                                                Assistant Secretary

Enclosures

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:        The World Funds, Inc.
                                        1500 Forest Avenue, Suite 223
                                        Richmond, Virginia 23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.   Investment Company Act File Number:  811-8255

     Securities Act File Number:  333-29289

4.   (a)  Last day of fiscal year for which this notice is filed:


     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                $107,984,790
                                                                  -------------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:       $92,937,019
                                                    -------------

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fee payable to the Commission:
                                                      $ N/A
                                                     --------------

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                     $92,937,019
                                                                  -------------

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $15,047,771
                                                                  -------------

      (vi)  Redemption credits available for use in future years -
            if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                 $ 0
                                                                  -------------
      (vii) Multiplier for determining registration fee:           x .000092
                                                                  -------------

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii):                                         = $1,384.39
                                                                  -------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:                  + $ 0
                                                                  -------------

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                     = $ 1,384.39
                                                                  -------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 20, 2002

         Method of Delivery:

            [x] Wire Transfer
            [ ] Mail or other mean

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By      Darryl S. Peay
      ------------------------------------------
        Assistant Secretary
      ------------------------------------------


Date    November 25, 2002


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